Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net consists
	Useful life	September 30, 2022	September 30, 2021
Buildings	20 years	$7,492,360	$7,808,006
Machinery and equipment	5-10 years	77,932	2,047,338
Automobiles	3-5 years	1,912,525	116,370
Office and electric equipment	3-5 years	477,919	489,886
Subtotal		9,960,736	10,461,600
Less: accumulated depreciation		(5,710,098)	(5,780,247)
Property, plant and equipment, net		$4,250,638	$4,681,353